Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
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Summary of Trade and Other Receivables

	2024	2023
	US$M	US$M
Trade receivables	3,687	3,418
Other receivables	1,652	1,324

Total	5,339	4,742

Comprising:
Current	5,169	4,594
Non-current	170	148

Recognition and measurement